STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 21, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 21, 2021	0	0
Increase (decrease) in stockholders' (deficit) equity
Issuance of Class B ordinary shares to Sponsor		$ 805	24,195		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		8,050,000
Sale of 1,060,000 Private Placement Shares	$ 106		10,599,894		$ 10,600,000
Sale of 1,060,000 Private Placement Shares (in shares)	1,060,000				1,060,000
Accretion of Class A Common Stock to redemption			(17,533,406)	(10,644,761)	$ (28,178,166)
Proceeds allocated to Public Warrants			7,475,000		7,475,000
Offering costs associated with issuance of Public Warrants			565,683		565,683
Net loss				(229,230)	(229,230)
Balance at the end at Dec. 31, 2021	$ 106	$ 805	0	(10,873,991)	(10,873,080)
Balance at the end (in shares) at Dec. 31, 2021	1,060,000	8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion of Class A Common Stock to redemption			0	(23,624)	(23,624)
Net loss			0	(2,763,995)	(2,763,995)
Balance at the end at Mar. 31, 2022	$ 106	$ 805	0	(13,661,610)	(13,660,699)
Balance at the end (in shares) at Mar. 31, 2022	1,060,000	8,050,000
Balance at the beginning at Dec. 31, 2021	$ 106	$ 805	0	(10,873,991)	(10,873,080)
Balance at the beginning (in shares) at Dec. 31, 2021	1,060,000	8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion of Class A Common Stock to redemption			(74,503)	(3,309,384)	(3,383,887)
Stock compensation			74,503		74,503
Net loss				(4,625,808)	(4,625,808)
Balance at the end at Dec. 31, 2022	$ 106	$ 805	0	(18,809,183)	(18,808,272)
Balance at the end (in shares) at Dec. 31, 2022	1,060,000	8,050,000
Balance at the beginning at Mar. 31, 2022	$ 106	$ 805	0	(13,661,610)	(13,660,699)
Balance at the beginning (in shares) at Mar. 31, 2022	1,060,000	8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion of Class A Common Stock to redemption			0	(316,795)	(316,795)
Net loss			0	(162,106)	(162,106)
Balance at the end at Jun. 30, 2022	$ 106	$ 805	0	(14,140,511)	(14,139,600)
Balance at the end (in shares) at Jun. 30, 2022	1,060,000	8,050,000
Balance at the beginning at Dec. 31, 2022	$ 106	$ 805	0	(18,809,183)	(18,808,272)
Balance at the beginning (in shares) at Dec. 31, 2022	1,060,000	8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion of Class A Common Stock to redemption	$ 0	$ 0	0	(1,549,190)	(1,549,190)
Net loss			0	(58,851)	(58,851)
Balance at the end at Mar. 31, 2023	$ 106	$ 805	0	(20,417,224)	(20,416,313)
Balance at the end (in shares) at Mar. 31, 2023	1,060,000	8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion of Class A Common Stock to redemption			0	(891,440)	(891,440)
Net loss			0	(458,791)	(458,791)
Balance at the end at Jun. 30, 2023	$ 106	$ 805	$ 0	$ (21,767,455)	$ (21,766,544)
Balance at the end (in shares) at Jun. 30, 2023	1,060,000	8,050,000